RISK MANAGEMENT - Credit risk model - Impairment losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment loss	$ 4,185,037	$ 4,182,394	$ 2,493,148
Loss allowance - costs and expenses of sales goods and services	(71,157)	(51,035)	(59,073)
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment loss	4,826,291	4,802,074	3,179,476
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment loss	4,733,222	4,725,410	3,100,835
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment loss	758,365	203,061	622,783
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment loss	773	(1,422)	(942)
Financial assets at amortised cost, category [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment loss	3,839,464	4,426,014	2,498,699
Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment loss	145,522	65,856	(25,202)
Financial assets at amortised cost, category [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment loss	(10,902)	31,901	5,497
Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment loss	$ 93,069	$ 76,664	$ 78,641